Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2021
Inventories, Net [Abstract]
Schedule of inventories
	As of December 31,
	2021	2020
Healthcare service gift cards	$1,276,550	$1,094,101
Chinese tea	718,426	702,051
Learning course gift cards	454,852	444,451
Latex pillows	138,246	137,119
Healthcare products	207,348	216,733
Others	310,251	112,441
Total	$3,105,673	$2,706,896